Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 17,360	$ 26,750
Restricted cash	7,728	7,789
Accounts receivable, net	10,022	3,999
Amounts due from related parties	19,639	0
Prepaid expenses and other current assets	1,600	1,297
Total current assets	56,349	39,835
Vessels, net	1,037,206	1,230,049
Vessel held for sale	125,000	0
Deferred drydock and special survey costs, net and other long-term assets	21,282	22,232
Investment in affiliates	1,257	1,315
Loans receivable from affiliates	2,422	1,521
Intangible assets	18,952	55,339
Notes receivable	6,112	0
Total non-current assets	1,212,231	1,310,456
Total assets	1,268,580	1,350,291
Current liabilities
Accounts payable	3,276	2,706
Accrued expenses	4,445	2,516
Deferred revenue	17,198	4,290
Current portion of long-term debt, net	74,031	23,336
Amounts due to related parties	0	8,680
Total current liabilities	98,950	41,528
Long-term debt, net	449,745	574,742
Amounts due to related parties	11,105	0
Deferred revenue	28,571	1,806
Total non-current liabilities	489,421	576,548
Total liabilities	588,371	618,076
Commitments and contingencies
Partners' capital:
Common Unitholders (83,323,911 and 83,079,710 units issued and outstanding at December 31, 2016 and December 31, 2015, respectively)	677,081	728,046
General Partner (1,700,493 and 1,695,509 units issued and outstanding at December 31, 2016 and December 31, 2015, respectively)	3,128	4,169
Total partners' capital	680,209	732,215
Total liabilities and partners' capital	$ 1,268,580	$ 1,350,291